Note 37 - Interest Income and Expense (Tables)	12 Months Ended
Dec. 31, 2020
Interest Income And Expense
Interest Income Break Down By Origin
Interest and other income. Breakdown by origin (Millions of Euros)
	2020	2019	2018
Financial assets held for trading	1.189	2.037	2.055
Financial assets designated at fair value through profit or loss	8	5	4
Financial assets at fair value through other comprehensive income	1.392	1.629	1.620
Financial assets at amortized cost	18.357	22.741	22.029
Insurance activity	1.021	1.079	1.141
Adjustments of income as a result of hedging transactions	(112)	(72)	(162)
Other income (*)	534	343	268
Total	22.389	27.762	26.954

Interest Expenses Break Down By Origin
Interest expense. Breakdown by origin (Millions of Euros)
	2020	2019	2018
Financial liabilities held for trading	742	1.229	1.210
Financial liabilities designated at fair value through profit or loss	61	6	41
Financial liabilities at amortized cost	6.346	9.953	9.757
Adjustments of expense as a result of hedging transactions	(413)	(250)	(351)
Insurance activity	721	753	832
Cost attributable to pension funds	57	85	71
Other expense	284	196	108
Total	7.797	11.972	11.669